Credit risk - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	£ 2,509	£ 3,420
Hedging	9	8
Derivative financial assets not including due from related party undertakings	2,518	3,428
Due from fellow Lloyds Banking Group undertakings	742	807
Derivative financial instruments	3,260	4,235
Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	2,271	3,294
Hedging	8	3
Derivative financial assets not including due from related party undertakings	2,279	3,297
Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	238	126
Hedging	1	5
Derivative financial assets not including due from related party undertakings	£ 239	£ 131